Management of financial risk - Financial assets measured at amortized cost from banking operations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Financial assets measured at fair value through other-comprehensive income.	¥ 1,233,431	¥ 482,497
Total financial assets	6,810,333	7,102,545
Loss allowance	59,852	82,340
Financial assets measured at amortized cost, Gross carrying amount	44	13,385
Gross carrying amount	122,628	228,763
Expected credit loss provision		190
Loans and advances to customers.
Disclosure of credit risk exposure
Loss allowance	¥ 11,528	¥ 1,962	¥ 712
Credit risk
Disclosure of credit risk exposure
Expected loss rate	9.90%	10.06%
Credit risk | Loans and advances to customers.
Disclosure of credit risk exposure
Financial assets measured at amortized cost	¥ 44	¥ 13,575
Financial assets measured at fair value through other-comprehensive income.	1,608,402	1,103,460
Gross carrying amount	¥ 1,608,446	1,117,035
Expected credit loss provision		¥ 190
Expected loss rate		1.40%